Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	LEGEND BIOTECH CORPORATION
Entity Central Index Key	0001801198
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	266,010,256
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	LEGN
Security Exchange Name	NASDAQ
Entity File Number	001-39307
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, Country	KY
Entity Address, Postal Zip Code	NJ 08873
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two ordinary shares, par value $0.0001 per share
Trading Symbol	LEGN
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, Postal Zip Code	NJ 08873
Contact Personnel Name	Ying Huang
City Area Code	737
Local Phone Number	317-5050